Subsequent Events (Details)				9 Months Ended	12 Months Ended
	Nov. 12, 2025 individual shares	Nov. 07, 2025 $ / shares shares	Jan. 01, 2025 USD ($) shares	Sep. 30, 2025 shares	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Subsequent Events
Number of stock options granted during the period				1,461,062
Aggregate amount | $					$ 8,190,000	$ 1,500,000
Subsequent Event
Subsequent Events
Aggregate amount | $			$ 2,893,000
Non qualified stock options (in Shares)			70,061
Subsequent Event | Minimum
Subsequent Events
Valuation caps | $			$ 45,000,000
Subsequent Event | Maximum
Subsequent Events
Valuation caps | $			$ 80,000,000
2025 Equity Incentive Plan | Maximum
Subsequent Events
Aggregate number of shares of authorized to issue under the plan (in shares)				9,500,884
2025 Equity Incentive Plan | Subsequent Event | Employees and Executives
Subsequent Events
Number of stock options granted during the period		373,000
Exercised price | $ / shares		$ 2.73
Option vesting period		4 years
Cliff vesting period		1 year
2025 Equity Incentive Plan | Subsequent Event | Restricted Stock Units (RSUs) | Board Member
Subsequent Events
Aggregate number of shares of authorized to issue under the plan (in shares)	100,000
Number of board members | individual	6